Document And Entity Information	May 25, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 25, 2023
Entity Registrant Name	Mister Car Wash, Inc.
Entity Central Index Key	0001853513
Entity Emerging Growth Company	false
Securities Act File Number	001-40542
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1393909
Entity Address, Address Line One	222 E. 5th Street
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85705
City Area Code	(520)
Local Phone Number	615-4000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	MCW
Security Exchange Name	NYSE
Amendment Description	On June 1, 2023, Mister Car Wash, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Current Report”) with the Securities and Exchange Commission disclosing the voting results of its Annual Meeting of Stockholders held on May 25, 2023 (the “Meeting”). This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed solely to correct typographical errors in the voting results disclosed in Item 5.07 of the Original Current Report with respect to (i) the election of Ronald Kirk as a Class II director and (ii) the approval of an Amendment to the Company’s Amended and Restated Certificate of Incorporation. These corrections do not change the outcome of any proposal considered at the Annual Meeting. Except as disclosed herein, this Amendment does not amend or update any other information set forth in the Original Current Report.